Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Schedule of Lowest Level of Input that is Significant to the Fair Value Measurement	As required by IFRS 13, the assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at March 31, 2025
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$363,978	$—	$—	$363,978
Short-term investments - money market instruments	4,762	—	—	4,762
Investments in public companies	14,743	—	—	14,743
Investments in private companies	—	—	2,534	2,534
Financial liability
Derivative liabilities	—	50,768	—	50,768

	Fair value as at March 31, 2024
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$152,942	$—	$—	$152,942
Short-term investments - money market instruments	30,620	—	—	30,620
Investments in public companies	41,818	—	1,217	43,035
Investments in private companies	—	—	3,219	3,219

Schedule of Remaining Contractual Maturities of Financial Liabilities	The following summarizes the remaining contractual maturities of the Company’s financial liabilities and operating commitments on an undiscounted basis.

	March 31, 2025
	Within a year	2-5 years	Over 5 years	Total
Accounts payable and accrued liabilities	$63,881	$—	$—	$63,881
Convertible notes	7,515	178,520	—	186,035
Deposits received	7,264	—	—	7,264
Lease obligation	364	1,270	57	$1,691
Income tax payable	$2,679	$—	$—	$2,679
Total Contractual Obligation	$81,703	$179,790	$57	$261,550

Schedule of Net Income Due to the Exchange Rates
The Company currently does not engage in foreign exchange currency hedging. The sensitivity of the Company’s net income due to the exchange rates of the U.S. dollar against the Canadian dollar and the Australian dollar as at March 31, 2025 is summarized as follows:

Currency	Cash and cash equivalents	Short-term investments	Trade and other receivables	Due from related parties	Prepaids and deposits	Other investments	Accounts payable and accrued liabilities	Lease liabilities	Total	Effect of +/- 10% change in currency
Canadian dollar	$1,358	$24	$195	$158	$851	$13,018	$(544)	$(1,081)	$13,979	$1,398
Australian dollar	250	—	—	—	—	1,422	—	—	1,672	167
	$1,608	$24	$195	$158	$851	$14,440	$(544)	$(1,081)	$15,651	$1,565